Nomura Asset Depositor Company, LLC ABS-15G

Exhibit 99.23

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington,

D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILGENCE SERVICES FOR

ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with Section
15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section
15E(s)(4)(B) of the Securities Exchange Act of

1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name:    ServiceLink NLS, LLC

Business Name (if Different):

Principal Business Address:    1355 Cherrington Pkwy, Moon Township, PA 15108

Item 2. Identity of the person who paid the person to provide due diligence services

Legal Name:   Nomura Corporate Funding Americas, LLC

Business Name (If f Different):

Principal Business Address:   309 West 49th Street, New York, NY 10019

Item 3. Credit rating criteria

If the manner and scope of the due diligence performed by the third party satisfied the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published

Identity of NRSRO	Title and Date of Criteria
Fitch Ratings, Inc.
DBRS, Inc.

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services provided in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the quality or integrity of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the origination of the assets conformed to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review conducted with respect to the assets. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed satisfied the criteria for minimum due diligence published by a nationally recognized statistical rating organization.

Item 4

(1) The type of assets that were reviewed;

ServiceLink services’ were performed relative to the title status of the residential real property collateral securing mortgage assets.

(2) The sample size of the assets reviewed;

ServiceLink performed title searches on a sample size of 161 properties in 2022.

(3)  How the sample size was determined and, if applicable, computed; ServiceLink Valuations Solutions acted at the direction of Pretium for purposes of providing the title searches, and undertook no role in selecting the underlying loan sample or the type of product used for any particular loan within the loan sample selected by Pretium.

(4) Whether the quality or integrity of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted;

ServiceLink was not engaged to determine the quality or integrity of the data or information about the assets.

(5)  Whether the origination of the assets conformed to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted;

ServiceLink was not engaged to determine whether the origination of the assets conformed to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

(6) Whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted;

ServiceLink was not engaged to determine the value of the collateral.

(7) Whether the compliance of the originator of the assets with federal, state and local laws and regulations was reviewed and, if so, how the review was conducted;

ServiceLink was not engaged to determine the compliance of the originator of the assets with federal, state and local laws and regulations.

(8) Any other type of review conducted with respect to the assets.

ServiceLink performed a title search on each asset provided to it by Pretium               .

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This description should be attached to the Form and contain the heading “Item 5.”

ServiceLink completed a review of the 160 title reports to identify potential HOA liens and Municipal Liens that may exists affecting each mortgage loan’s first lien status. With respect to these 160 mortgage loans:

1.	As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction.

2.	As set forth in the title search reports, the subject mortgage is in 1st lien position, with the exception of:

a.	4 mortgage loans with a potentially superior, HOA lien. The total amount of such potentially superior HOA lien is $5,741.09.
b.	4 mortgage loans with a potentially superior, Municipal lien. The total amount of such potentially superior lien/judgment is $14,169.98.
c.	26 mortgage loans with a potentially superior delinquent tax amount. The total amount of such potentially superior delinquent taxes is $67,876.45 .
d.	There were no mortgage loans with tax information that is unavailable due to jurisdiction restrictions.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects.

Name of Person Identified in Item 1: ServiceLink NLS, LLC

By: Steve Crocker, SVP

(Print name of duly authorized person)

(Signature)

Date:   2/27/2024

Loan ID
1443672
1600191
1826698
1857381
1857444
1857478
1857575
1857620
1857622
1857635
1897767
1897776
1897782
1897793
1897815
1897826
1897833
1897835
1897838
1897848
1897854
1897858
1897866
1897868
1897869
1897875
1897876
1897879
1897881
1897882
1897889
1897890
1897895
1897902
1897903
1897909
1897910
1897911
1897912
1897915
1897918
1897919

1897920
1897922
1897927
1897928
1897930
1897937
1897939
1897944
1897952
1897957
1897958
1897959
1897962
1897966
1897967
1897968
1897969
1897981
1897983
1897984
1897987
1899012
1899651
1899811
1899816
1899953
1899991
1899994
1900023
1900026
1900031
1900052
1900074
1900078
1900085
1900101
1900144
1900201
1900244
1900258
1900295
1900307
1900322
1900324
1900458
1900481
1900515

1900526
1900547
1900550
1900556
1900583
1900621
1900625
1900640
1900651
1900657
1900699
1900722
1900757
1900795
1900816
1900867
1901059
1974814
1974821
1974842
1974860
1974869
1974876
1974884
1974891
1974892
1974905
1974909
1974920
1974935
1974938
1974943
1974959
1974968
1974973
1974982
1974987
1975004
1975034
1975041
1975048
1975051
1975071
1975083
1975085
1975092
1975122

1975149
1975151
1975156
1975179
1975219
1975220
1975221
2023880
2023898
2023925
2023929
2023937
2023970
2023981
2023989
2024003
2024004
2024008
2036603
2036647
2036901
2037135
2037177
2037192
2037720